January 28, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Van Kampen Focus Portfolios, Municipal Series 462
          File No. 333-109395  CIK #1246587

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 23, 2009.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.